BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Shares
Shares Value
Common Stocks — 94.0%
Aerospace & Defense — 3.2%
BAE Systems plc ................... 1,009,880 $ 7,648,888
Huntington Ingalls Industries, Inc. ........ 9,602 1,853,762
Raytheon Technologies Corp. .......... 24,228 2,082,639
11,585,289
Auto Components — 0.5%
Lear Corp. ....................... 11,898 1,861,799
Automobiles — 1.9%
General Motors Co.
(a)
................ 132,244 6,970,581
Banks — 11.8%
Bank of America Corp. ............... 225,060 9,553,797
Citigroup, Inc. ..................... 175,502 12,316,730
First Citizens BancShares , Inc., Class A .... 3,009 2,537,098
JPMorgan Chase & Co. .............. 30,482 4,989,599
Wells Fargo & Co. .................. 287,648 13,349,744
42,746,968
Beverages — 2.0%
Coca-Cola Co. (The) ................ 60,823 3,191,383
Constellation Brands, Inc., Class A ....... 18,574 3,913,356
7,104,739
Capital Markets — 5.4%
Apollo Global Management, Inc. ......... 48,388 2,980,217
Charles Schwab Corp. (The) ........... 66,226 4,823,902
Intercontinental Exchange, Inc. ......... 9,361 1,074,830
Morgan Stanley .................... 68,684 6,683,640
Raymond James Financial, Inc. ......... 45,172 4,168,472
19,731,061
Chemicals — 1.3%
Corteva , Inc. ...................... 36,861 1,551,111
DuPont de Nemours, Inc. ............. 13,832 940,437
PPG Industries, Inc. ................. 14,974 2,141,432
4,632,980
Communications Equipment — 2.7%
Cisco Systems, Inc. ................. 180,378 9,817,975
Consumer Finance — 0.8%
Capital One Financial Corp. ............ 17,895 2,898,453
Containers & Packaging — 0.5%
Sealed Air Corp.
(b)
.................. 32,914 1,803,358
Diversified Financial Services — 0.8%
Equitable Holdings, Inc. .............. 92,923 2,754,238
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc. .......... 93,649 5,057,983
Electric Utilities — 1.4%
American Electric Power Co., Inc. ........ 19,118 1,551,999
Edison International ................. 45,886 2,545,296
Exelon Corp. ...................... 23,784 1,149,719
5,247,014
Food Products — 0.9%
Danone SA ....................... 47,857 3,262,792
Health Care Equipment & Supplies — 4.9%
Alcon, Inc. ....................... 35,895 2,906,445
Koninklijke Philips NV ................ 80,319 3,568,326
Medtronic plc ..................... 51,933 6,509,801
Zimmer Biomet Holdings, Inc. .......... 31,960 4,677,666
17,662,238
Security
Shares
Shares Value
Health Care Providers & Services — 7.7%
Anthem, Inc. ...................... 23,580 $ 8,790,624
Cigna Corp. ...................... 18,181 3,639,109
CVS Health Corp. .................. 52,895 4,488,670
Humana, Inc. ..................... 10,693 4,161,181
McKesson Corp. ................... 9,497 1,893,512
UnitedHealth Group, Inc. .............. 12,444 4,862,368
27,835,464
Household Durables — 1.0%
Newell Brands, Inc. ................. 66,548 1,473,373
Panasonic Corp. ................... 164,500 2,039,043
3,512,416
Industrial Conglomerates — 2.3%
General Electric Co. ................. 56,201 5,790,389
Siemens AG (Registered) ............. 15,203 2,486,467
8,276,856
Insurance — 7.1%
Allstate Corp. (The) ................. 18,464 2,350,652
American International Group, Inc. ....... 202,374 11,108,309
Arthur J Gallagher & Co. .............. 28,005 4,162,943
Fidelity National Financial, Inc. .......... 82,580 3,744,177
MetLife, Inc. ...................... 72,027 4,446,227
25,812,308
IT Services — 4.1%
Cognizant Technology Solutions Corp., Class A 80,200 5,951,642
Fidelity National Information Services, Inc. .. 43,321 5,271,299
Visa, Inc., Class A .................. 16,516 3,678,939
14,901,880
Machinery — 1.1%
Komatsu Ltd. ..................... 162,400 3,889,224
Media — 3.4%
Comcast Corp., Class A .............. 131,257 7,341,204
Fox Corp., Class A .................. 127,446 5,111,859
Fox Corp., Class B .................. 1,061 39,384
12,492,447
Multiline Retail — 1.2%
Dollar General Corp. ................ 20,126 4,269,530
Multi-Utilities — 2.7%
Ameren Corp. ..................... 24,859 2,013,579
CenterPoint Energy, Inc. .............. 58,169 1,430,957
NiSource, Inc. ..................... 79,481 1,925,825
Public Service Enterprise Group, Inc. ..... 73,414 4,470,913
9,841,274
Oil, Gas & Consumable Fuels — 6.7%
BP plc .......................... 1,479,247 6,737,755
ConocoPhillips .................... 82,948 5,621,386
Enterprise Products Partners LP
(b)
....... 290,494 6,286,290
Equinor ASA ...................... 82,872 2,107,502
Marathon Petroleum Corp. ............ 58,691 3,627,691
24,380,624
Personal Products — 2.0%
Unilever plc, ADR
(b)(c)
................ 134,147 7,273,450
Pharmaceuticals — 5.3%
AstraZeneca plc ................... 61,002 7,351,823
Bayer AG (Registered) ............... 92,154 5,001,705
Sanofi .......................... 70,306 6,767,940
19,121,468

BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Shares
Shares Value
Professional Services — 0.9%
Leidos Holdings, Inc. ................ 34,482 $ 3,314,755
Road & Rail — 0.5%
Union Pacific Corp. ................. 10,146 1,988,718
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. ................. 11,293 1,891,352
Software — 2.7%
CDK Global, Inc. ................... 50,910 2,166,221
Microsoft Corp. .................... 7,375 2,079,160
Open Text Corp.
(b)
.................. 27,025 1,317,198
SS&C Technologies Holdings, Inc. ....... 62,352 4,327,229
9,889,808
Specialty Retail — 2.2%
Lowe's Cos., Inc. ................... 12,962 2,629,471
Ross Stores, Inc. ................... 50,576 5,505,198
8,134,669
Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd., GDR
(c)(d)(e)
... 1,074 1,688,873
Tobacco — 1.4%
Altria Group, Inc. ................... 45,969 2,092,509
British American Tobacco plc ........... 83,939 2,934,048
5,026,557
Security
Shares
Shares Value
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc., Class B
(b)
... 89,698 $ 4,188,881
Total Common Stocks — 94.0%
(Cost: $280,740,625) ............................. 340,868,022
Total Long-Term Investments — 94.0%
(Cost: $280,740,625) ............................. 340,868,022
Short-Term Securities — 9.3%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 21,577,956 21,577,956
SL Liquidity Series, LLC, Money Market Series,
0.13%
(h)
....................... 12,010,432 12,014,035
Total Short-Term Securities — 9.3%
(Cost: $33,591,991) .............................. 33,591,991
Total Investments — 103.3%
(Cost: $314,332,616 ) ............................. 374,460,013
Liabilities in Excess of Other Assets — (3.3)% ............ (12,115,652)
Net Assets — 100.0% .............................. $ 362,344,361
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,884,502 $ 1,693,454 $ — $ — $ — $ 21,577,956 21,577,956 $ 2,069 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,489,725 7,525,016 — (706) — 12,014,035 12,010,432 8,523
(b)
—
$ (706) $ — $ 33,591,991 $ 10,592 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
GDR Global Depositary Receipts
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 3,936,401 $ 7,648,888 $ — $ 11,585,289
Auto Components ...................................... 1,861,799 — — 1,861,799
Automobiles .......................................... 6,970,581 — — 6,970,581
Banks ............................................... 42,746,968 — — 42,746,968
Beverages ........................................... 7,104,739 — — 7,104,739
Capital Markets ........................................ 19,731,061 — — 19,731,061
Chemicals ............................................ 4,632,980 — — 4,632,980
Communications Equipment ................................ 9,817,975 — — 9,817,975
Consumer Finance ...................................... 2,898,453 — — 2,898,453
Containers & Packaging .................................. 1,803,358 — — 1,803,358
Diversified Financial Services ............................... 2,754,238 — — 2,754,238
Diversified Telecommunication Services ........................ 5,057,983 — — 5,057,983
Electric Utilities ........................................ 5,247,014 — — 5,247,014
Food Products ......................................... — 3,262,792 — 3,262,792
Health Care Equipment & Supplies ........................... 11,187,467 6,474,771 — 17,662,238
Health Care Providers & Services ............................ 27,835,464 — — 27,835,464
Household Durables ..................................... 1,473,373 2,039,043 — 3,512,416

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ 5,790,389 $ 2,486,467 $ — $ 8,276,856
Insurance ............................................ 25,812,308 — — 25,812,308
IT Services ........................................... 14,901,880 — — 14,901,880
Machinery ............................................ — 3,889,224 — 3,889,224
Media ............................................... 12,492,447 — — 12,492,447
Multiline Retail ......................................... 4,269,530 — — 4,269,530
Multi-Utilities .......................................... 9,841,274 — — 9,841,274
Oil, Gas & Consumable Fuels ............................... 15,535,367 8,845,257 — 24,380,624
Personal Products ...................................... 7,273,450 — — 7,273,450
Pharmaceuticals ....................................... — 19,121,468 — 19,121,468
Professional Services .................................... 3,314,755 — — 3,314,755
Road & Rail ........................................... 1,988,718 — — 1,988,718
Semiconductors & Semiconductor Equipment .................... 1,891,352 — — 1,891,352
Software ............................................. 9,889,808 — — 9,889,808
Specialty Retail ........................................ 8,134,669 — — 8,134,669
Technology Hardware, Storage & Peripherals .................... — 1,688,873 — 1,688,873
Tobacco ............................................. 2,092,509 2,934,048 — 5,026,557
Wireless Telecommunication Services ......................... 4,188,881 — — 4,188,881
Short-Term Securities ....................................... 21,577,956 — — 21,577,956
$ 304,055,147 $ 58,390,831 $ — $ 362,445,978
Investments Valued at NAV
(a)
...................................... 12,014,035
$ —
$ 374,460,013
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.